Material Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2023
Material Accounting Policies
Basis for Preparation

Basis for Preparation

These consolidated financial statements have been prepared in accordance with the IFRS (R) Accounting Standards published by the International Accounting Standards Board (IASB). In addition, the consolidated financial statements comply with the recommendation of The Swedish Corporate Reporting Board RFR 1, Supplementary Accounting Regulations for Groups.

Material accounting policies

Material accounting policies

The Group provides disclosures of material accounting policies and accounting policy is material if the underlying transaction is material and information in the accounting policy is material to understand the transaction, e.g. if the Group has made a policy choice or if the accounting policy is company specific. When the Group applies an accounting policy as described in the applicable IFRS standard, the Group does not provide any disclosure of the applied accounting policy. In addition to material accounting policies described in this note, the Group has decided to present material accounting policies within the corresponding note that the policy relates to.

Primary financial statements

Primary financial statements

The group has elected to present in addition to minimum periods required under IFRS, a consolidated statement of income, consolidated statement of comprehensive income, consolidated statement of cash flows, and consolidated statement of changes in equity, for an additional comparative period. The Group has decided to present the consolidated statement of income based on function of expense.

Basis for Valuation and Current versus Non-Current Classification

Basis for Valuation and Current versus Non-Current Classification

The Group presents assets and liabilities in the statement of financial position based on current/non-current classification. An asset is current when it is expected to be realized within twelve months after the reporting period. All other assets are classified as non-current. A liability is current when it is due to be settled within twelve months after the reporting period. The Group classifies all other liabilities as non-current.

Functional Currency and Reporting Currency

Functional Currency and Reporting Currency

The Parent Company’s functional currency is Swedish Kronor (SEK), which is also the presentation currency of the Group. This means that the financial statements are presented in Swedish kronor (SEK) and all amounts, unless otherwise stated, are rounded to the nearest thousand (SEK 000s).

Foreign exchange gains and losses as a result of transactions in foreign currency relating to operating receivables and liabilities are recognized net in operating profit as Other operating income or Other operating expenses, while foreign exchange gains and losses on financial receivables and liabilities are recognized net as financial items.

Cost of Sales

Cost of Sales

Cost of sales includes the cost of inventory sold, labor costs, manufacturing overhead expenses and reserves for expected scrap, as well as shipping and freight costs. Cost of sales also includes royalty costs related to in-license agreements.

Research and Development

Research and Development

Research and development expenses consist primarily of costs incurred for the Group’s development activities, including the development of the Group’s product candidates. The Group expenses research and development costs as incurred. The Group recognizes external development costs based on an evaluation of the progress to completion of specific tasks using information provided by Calliditas’ service providers. Payments for these activities are based on the terms of the individual agreements, which may differ from the pattern of costs incurred, and are reflected in the consolidated financial statements as a prepaid expense or accrued expense. Research and development tax credits are recognized in Sweden and in France. In Sweden tax credits are recognized on social security costs and in France tax credits are recognized on accredited suppliers. These research and development tax credits are recognized as an offset to research and development expenses in the consolidated statements of income.

Marketing and Selling Expenses	Marketing and Selling Expenses Marketing and selling expenses consist of salaries and other related costs for personnel in the Group and market access, commercialization and business development.
Administrative Expenses

Administrative Expenses

Administrative expenses consist of salaries and other related costs for personnel in the Group, finance, corporate and administrative functions. Administrative expenses also include professional fees for legal, patent, accounting, auditing, tax and consulting services, related travel expenses and facility-related expenses, which include allocated expenses for rent and maintenance of facilities and other operating costs. Acquisition-related costs are included in administrative expenses in the consolidated statements of income and are expensed as the services are performed.

New and Amended Standards and Interpretations

New and Amended Standards and Interpretations

Updated standards and interpretations from IASB and IFRIC interpretations that came into effect for the year ended December 31, 2023 have had no material impact on the Group. The Group has not early adopted any standards, interpretations or amendments that have been issued but are not yet effective.

Future Standards and New Interpretations

Future Standards and New Interpretations

Other future or altered standards or interpretations that the IASB has published are not expected to have any significant impact on the financial statements for the Group.

Cash Flow	Cash Flow The consolidated statement of cash flows is prepared in accordance with the indirect method.
Revenue Recognition

Revenue Recognition

Outlicensing of Product

Revenue for the outlicensing of Nefecon is recognized at the point in time when control of the intellectual property is transferred, while revenue for the provision of certain regulatory services is reported over time as the services are performed. The revenue allocated to the performance obligation for outlicensing is based on the residual approach and the allocation of revenue to the performance obligation for regulatory services is based on the expected costs to provide the service, with the addition of a profit margin based on comparable companies. The identification of and allocation of the transaction price between these performance obligations hence has a significant impact on the Group's revenue recognition, as the revenue recognition patterns differ between the performance obligations.

The revenue contracts also contain variable remuneration in the form of regulatory and commercial milestones. Variable remuneration is initially considered constrained, as there is significant uncertainty as to whether the associated milestones will occur. Compensation attributable to sales-based milestones or royalties is not recognized until the sale that results in the right to the royalties has occurred. Determining whether the criteria for recognition of the variable remuneration has been met hence has significant effects on revenue recognition and requires significant judgment by Management.

Gross to Net Accounting

There are various sales deductions and rebates relating to product sales in the United States that are deducted from the gross sales as part of the revenue recognition process. As the actual sales deductions are not known at the point of sale, estimates are made in determining the initial deduction of rebates, and are then subject to true-up as actual data is obtained.

Intangible Assets

Intangible Assets

Goodwill and intangible assets, not yet available for use

Goodwill and intangible assets not yet available for use are assessed for impairment at each reporting date based on their recoverable amounts, including key assumptions such as the timing of potential commercialization, market size, market share, probability of reaching the market and the discount rates.

Capitalization of intangible assets

The Group capitalizes expenditures for the development of pharmaceuticals to the extent that it is expected to meet the criteria in accordance with IAS 38 — Intangible Assets. The assessment is based on significant judgments made by management, including the technical feasibility of completing the intangible asset so that it will be available for use or sale and assumptions used to demonstrate that the asset will generate probable future economic benefits (e.g., projected cash flow projections, discount rate). Capitalization of expenditures is generally made in the late stage of the development, for example after full approval, depending on when the criteria are deemed to have been met. The reason for this is that before then it is uncertain whether the expenditure will generate future economic benefits and that financing the completion of the asset is not yet guaranteed.

Allowance for Expected Credit Losses for Accounts Receivable

Loss Allowance for Expected Credit Losses for Accounts Receivable

Management makes loss allowance for expected credit losses for accounts receivable that correspond to their maturity. The estimate is based on any increased credit risk, on individual or collective basis, considering reasonable and supportable information, including that which is forward-looking. The allowance for expected credit risk is an estimate based on maturity structure accounts receivable and specific customer knowledge. Generally, invoices are due for payment within 30-45 days.

Loss Carryforwards

Loss Carryforwards

The Groups tax losses carried forward have not been recognized as deferred tax assets in the statement of financial position as of December 31, 2022, except for such circumstances where there are future temporary differences that such losses can be used to offset. Deferred tax assets will be recognized for unused tax losses to the extent that it is probable that taxable profit will be available against which the losses can be utilized.

The Group has identified an uncertain tax position in relation to the ability to use tax loss carried forward in France due to transactions performed historically. The related tax losses carried forward has not been recognized as deferred tax assets in the consolidated statements of financial position.